Restatement of Previously Issued Condensed Carve-out Consolidated Financial Statements (Details Narrative) - USD ($)	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restatement Of Previously Issued Condensed Carve-out Consolidated Financial Statements
Current assets	$ 1,022,000	$ 837	$ 8,334
Assets and liabilities			$ 304,000